FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $)	12 Months Ended					66 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Restricted Cash and Investments	$ 74,587,000		$ 26,543,000			$ 74,587,000
Unrealized net gain (loss) on qualifying cash flow hedging instruments	4,671,000		(1,822,000)		(6,832,000)	4,671,000
Cash and cash equivalents, carrying value	191,410,000		125,347,000		424,714,000	191,410,000		66,913,000
Due to Related Parties, Noncurrent	0		50,000,000			0
Impairment of long-term assets	500,000		500,000		500,000
Other long-term assets	55,579,000		7,000,000			55,579,000
Derivative Asset, Fair Value, Gross Asset	12,603,000		46,827,000			12,603,000
Derivative Liability, Fair Value, Gross Asset	292,000		4,327,000			292,000
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	12,311,000		42,500,000			12,311,000
Derivative Liability, Fair Value, Gross Liability	16,694,000		12,130,000			16,694,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	16,402,000		7,803,000			16,402,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	5,171,000		(6,757,000)		(18,730,000)	5,171,000		(34,948,000)
Level 1 | Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Cash and cash equivalents, carrying value	191,410,000		125,347,000			191,410,000
Restricted cash and short-term investments	74,587,000		26,543,000			74,587,000
Investment in available-for-sale securities	275,307,000		267,352,000			275,307,000
Amounts due from Golar Partners	20,000,000		0			20,000,000
Long-term debt - fixed, carrying value	238,037,000	[1]	233,020,000	[1]		238,037,000	[1]
Long-term debt - floating	1,142,750,000	[1]	434,008,000	[1]		1,142,750,000	[1]
Due to Related Parties, Noncurrent	0		50,000,000			0
Level 1 | Estimate of Fair Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Cash and cash equivalents, fair value	191,410,000		125,347,000			191,410,000
Restricted cash and short-term investments	74,587,000		26,543,000			74,587,000
Investment in available-for-sale securities	275,307,000		267,352,000			275,307,000
Amounts due from Golar Partners, fair value	20,000,000		0			20,000,000
Long-term debt - fixed, fair value	251,555,000	[1]	254,063,000	[1]		251,555,000	[1]
Long-term debt - floating	1,142,750,000	[1]	434,008,000	[1]		1,142,750,000	[1]
Long-term Debt and Due to Related Parties, fair value	0		50,000,000			0
Level 3 | Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Cost method investments	204,172,000		204,172,000			204,172,000
Level 3 | Estimate of Fair Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Cost method investments	248,314,000		218,647,000			248,314,000
Interest rate swap | Level 2 | Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Asset, carrying value	12,603,000	[2],[3]	46,827,000	[2],[3]		12,603,000	[2],[3]
Interest rate cash flow hedge liability	3,038,000	[2]	11,401,000	[2]		3,038,000	[2]
Interest rate swap | Level 2 | Estimate of Fair Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	12,603,000	[2],[3]	46,827,000	[2],[3]		12,603,000	[2],[3]
Interest rate cash flow hedge liability	3,038,000	[2]	11,401,000	[2]		3,038,000	[2]
Interest rate swap | Cash flow hedging
Derivatives, Fair Value [Line Items]
Fair value/carrying value of derivatives	400,000		5,300,000			400,000
Notional value	100,900,000		128,000,000			100,900,000
Total return equity swap | Level 2 | Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Fair Value Hedge Liability at Fair Value	13,656,000		0			13,656,000
Total return equity swap | Level 2 | Estimate of Fair Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Fair Value Hedge Liability at Fair Value	13,656,000		0			13,656,000
Currency swap
Derivatives, Fair Value [Line Items]
Derivative Liability	16,694,000	[3]	12,130,000	[3]		16,694,000	[3]
Currency swap | Level 2 | Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Fair Value Hedge Liability at Fair Value	0		729,000			0
Currency swap | Level 2 | Estimate of Fair Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Fair Value Hedge Liability at Fair Value	0		729,000			0
FSRU conversion parts
Derivatives, Fair Value [Line Items]
Impairment of long-term assets						5,000,000
Other long-term assets	2,000,000					2,000,000
Not Designated as Hedging Instrument [Member] | Interest rate swap
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Asset, carrying value	12,603,000	[2],[3]	46,827,000	[2],[3]		12,603,000	[2],[3]
Interest rate cash flow hedge liability	2,673,000	[2],[3]	5,329,000	[2],[3]		2,673,000	[2],[3]
Not Designated as Hedging Instrument [Member] | Total return equity swap
Derivatives, Fair Value [Line Items]
Interest rate cash flow hedge liability	13,656,000		0			13,656,000
Not Designated as Hedging Instrument [Member] | Currency swap
Derivatives, Fair Value [Line Items]
Foreign Currency Fair Value Hedge Liability at Fair Value	0	[3]	729,000	[3]		0	[3]
Designated as Hedging Instrument | Interest rate swap
Derivatives, Fair Value [Line Items]
Interest rate cash flow hedge liability	365,000	[2],[3]	6,072,000	[2],[3]		365,000	[2],[3]
FSRU conversion parts
Derivatives, Fair Value [Line Items]
Other long-term assets			2,500,000
Swap | Designated as Hedging Instrument | Interest rate swap | Cash flow hedging
Derivatives, Fair Value [Line Items]
Unrealized net gain (loss) on qualifying cash flow hedging instruments	(4,000,000)		(2,700,000)			(4,000,000)
Notional value	1,475,937,000		1,638,020,000			1,475,937,000
Swap | Designated as Hedging Instrument | Accumulated Other Comprehensive Income (Loss) [Member] | Cash flow hedging
Derivatives, Fair Value [Line Items]
Unrealized net gain (loss) on qualifying cash flow hedging instruments	200,000		900,000		0	200,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	600,000		900,000			600,000
Share Repurchase Forward Swap
Derivatives, Fair Value [Line Items]
Restricted Cash and Investments	$ 46,051,000		$ 0			$ 46,051,000

[1]	Our debt obligations are recorded at amortized cost on the balance sheet.
[2]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[3]	The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2014 and 2013, was $0.4 million (with a notional value of $100.9 million) and $5.3 million (with a notional value of $128.0 million), respectively. The expected maturity of these interest rate agreements is from January 2015 to April 2015.